Segment information - Schedule of geographical breakdown of revenue (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of operating segments [line items]
Total revenue	€ 44,696	€ 420,400	€ 412,956
% of Total Revenue			37.00%
Cuscal POS eCommerce Returns
Disclosure of operating segments [line items]
% of Total Revenue	14.00%
Europe
Disclosure of operating segments [line items]
Total revenue	€ 28,939	331,967	€ 320,814
Asia Pacific
Disclosure of operating segments [line items]
Total revenue	15,515	85,376	88,838
Rest of the world
Disclosure of operating segments [line items]
Total revenue	242	3,057	3,304
Australia
Disclosure of operating segments [line items]
Total revenue	€ 9,508
% of Total Revenue	21.00%
France
Disclosure of operating segments [line items]
Total revenue	€ 6,495
% of Total Revenue	15.00%
Italy
Disclosure of operating segments [line items]
Total revenue	€ 5,568	€ 61,198	€ 58,456
% of Total Revenue	12.00%	15.00%	14.00%
United Kingdom
Disclosure of operating segments [line items]
Total revenue		€ 53,534	€ 49,227
% of Total Revenue		13.00%	12.00%
Germany
Disclosure of operating segments [line items]
Total revenue		€ 40,283	€ 45,436
% of Total Revenue		10.00%	11.00%
Significant countries
Disclosure of operating segments [line items]
Total revenue	€ 21,571	€ 155,015	€ 153,119
% of Total Revenue	48.00%	38.00%
TFSS
Disclosure of operating segments [line items]
Total revenue	€ 30,826	€ 359,557	349,251
TFSS | Europe
Disclosure of operating segments [line items]
Total revenue	25,609	317,130	304,156
TFSS | Asia Pacific
Disclosure of operating segments [line items]
Total revenue	4,975	39,378	41,796
TFSS | Rest of the world
Disclosure of operating segments [line items]
Total revenue	242	3,049	3,299
TFSS | Australia
Disclosure of operating segments [line items]
Total revenue	302
TFSS | France
Disclosure of operating segments [line items]
Total revenue	6,128
TFSS | Italy
Disclosure of operating segments [line items]
Total revenue	3,906	54,693	53,244
TFSS | United Kingdom
Disclosure of operating segments [line items]
Total revenue		51,618	46,720
TFSS | Germany
Disclosure of operating segments [line items]
Total revenue		39,661	44,604
TFSS | Significant countries
Disclosure of operating segments [line items]
Total revenue	10,336	145,972	144,568
AVPS
Disclosure of operating segments [line items]
Total revenue	13,870	60,843	63,705
AVPS | Europe
Disclosure of operating segments [line items]
Total revenue	3,330	14,837	16,658
AVPS | Asia Pacific
Disclosure of operating segments [line items]
Total revenue	10,540	45,998	47,042
AVPS | Rest of the world
Disclosure of operating segments [line items]
Total revenue	0	8	5
AVPS | Australia
Disclosure of operating segments [line items]
Total revenue	9,206
AVPS | France
Disclosure of operating segments [line items]
Total revenue	367
AVPS | Italy
Disclosure of operating segments [line items]
Total revenue	1,662	6,505	5,212
AVPS | United Kingdom
Disclosure of operating segments [line items]
Total revenue		1,916	2,507
AVPS | Germany
Disclosure of operating segments [line items]
Total revenue		622	832
AVPS | Significant countries
Disclosure of operating segments [line items]
Total revenue	€ 11,235	€ 9,043	€ 8,551